Intangible Assets - Schedule of Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Net book amount	$ 46,969
Amortization of the period	(6,891)	$ (3,917)	$ (656)
Net book amount	51,443	46,969
Internally Generated Software
Disclosure Of Intangible Assets [Line Items]
Amortization of the period	$ (4,793)	$ (2,344)	$ (656)